Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2026 USD ($) Segments shares	Jun. 30, 2025 USD ($) shares
Significant Accounting Policies [Line Items]
Uninsured cash balance	$ 1,800,000
Reportable segment (in Segments) | Segments	1
Operating segments (in Segments) | Segments	1
Estimated useful life	18 years
Intangible asset	$ 1,457,926
Held for sale equipment	20,000
Carrying amount	209,225
Impairment of fixed assets	189,225	0
Loss on disposal of equipment	7,136	0
Impairment loss	$ 189,225
Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Property, plant, and equipment, useful life	5 years
Lab Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant, and equipment, useful life	6 years
Lab Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant, and equipment, useful life	10 years
Biogen Sciences Inc [Member]
Significant Accounting Policies [Line Items]
Impairment charge	$ 579,093
BayMedica Inc. [Member]
Significant Accounting Policies [Line Items]
Impairment charge	878,833
Money Market Funds [Member]
Significant Accounting Policies [Line Items]
Cash equivalents	0	$ 4,600,000
BayMedica [Member]
Significant Accounting Policies [Line Items]
Severance costs	555,000
Employee related costs	$ 120,000
Pre-Funded Warrants [Member]
Significant Accounting Policies [Line Items]
Antidilutive shares (in Shares) | shares	0	1,952,363